Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: August 2008

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Third Amended and Restated Transfer and Servicing Agreement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Transferor, Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: August 31, 2008

(b)	Interest Period: August 15, 2008 through September 14, 2008

(1)	Interest Period for New Issuances:

A2008-12: August 15, 2008 through September 14, 2008

B2008-2: August 27, 2008 through September 14, 2008

(c)	Determination Date: September 11, 2008

(d)	Distribution Date: September 15, 2008

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Name: Patricia Garvey
Title: Vice President